OTHER (EXPENSE)/INCOME, NET (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange (loss)/gain, net		$ (55,192)	$ 49,056
Fair value gains on financial assets measured at fair value change through profit or loss		0	449
Other income, net		684	176
Total other (expense)/income, net	[1]	$ (54,508)	$ 49,681

[1]	Certain prior year amounts have been reclassified to present finance income as a separate line item and to combine other income/(expense), net for comparative purposes